Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Convertible Note Payable	$ 0	$ 31,123
Preferred stock par value	$ 0.0166	$ 0.0166
Preferred stock shares Authorized	1,000,000	1,000,000
Preferred stock shares Issued	1,000,000	1,000,000
Preferred stock shares Outstanding	1,000,000	1,000,000
Common stock par value	$ 0.0166	$ 0.0166
Common stock shares Authorized	59,000,000	59,000,000
Common stock shares Issued	29,544,896	29,044,896
Common stock shares Outstanding	29,544,896	29,044,896